ADDITIONAL INFORMATION ON CASH FLOWS	12 Months Ended
Dec. 31, 2017
ADDITIONAL INFORMATION ON CASH FLOWS
ADDITIONAL INFORMATION ON CASH FLOWS

33)  ADDITIONAL INFORMATION ON CASH FLOWS

a)  Reconciliation of cash flow financing activities

The following is a reconciliation of cash flow financing activities for the year ended December 31, 2017.

		Cash flows from		Cash flows from	Financing activities not involving cash and cash equivalents
		financing activities		operating activities
					Financial
					charges and	Additions of		Interim and
					foreign	financial lease		unclaimed
			Write-offs	Write-offs	exchange	and supplier	Business	dividends and
Consolidated	At 12/31/16	Addtions	(payments)	(payments)	variation	financing	combinations	interest on equity	At 12/31/17
Interim dividends and interest on equity	2,195,031	—	(3,668,551)	—	—	—	—	3,869,636	2,396,116
Loans and financing	4,880,606	55,876	(2,449,773)	(333,676)	385,021	571,444	—	—	3,109,498
Finance lease	374,428	—	(35,722)	(11,973)	45,265	13,462	—	—	385,460
Debentures	3,554,307	3,000,000	(2,000,000)	(513,937)	480,369	—	—	—	4,520,739
Derivative financial instruments	(28,377)	—	(159,408)	2,086	42,334	—	(389)	—	(143,754)
Contingent Consideration	414,733	—	—	—	31,411	—	—	—	446,144
Total	11,390,728	3,055,876	(8,313,454)	(857,500)	984,400	584,906	(389)	3,869,636	10,714,203

b)  Financing transactions that do not involve cash

The main financing transactions that do not involve cash of the Company refer to the acquisition of assets through finance leases. At December 31, 2017 and 2016, these transactions totaled R$13,462 and R$61,866, respectively.